STATEMENT OF CASH FLOWS - USD ($)	4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (1,186,819)	$ (280,701)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account		(78,522)	(1,970)
Changes in operating assets and liabilities:
Prepaid expenses			(457,605)
Accounts payable and accrued expenses		451,918	140,163
Net cash used in operating activities		(568,887)	(600,113)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(116,725,008)
Net cash used in investing activities			(116,725,008)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000		25,000
Proceeds from sale of Units, net of underwriting discounts paid			113,045,000
Proceeds from sale of Private Placement Units			5,570,000
Advances from related party			43,900
Proceeds from promissory note - related party	74,785		149,951
Repayment of promissory note - related party			(602,720)
Payment of offering costs	(22,680)		(145,998)
Net cash provided by (used in) financing activities	77,105		118,085,133
Net Change in Cash	77,105	(568,887)	760,012
Cash - Beginning of period		760,012
Cash - End of period	77,105	191,125	760,012
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Offering Costs Included In Accounts Payable Accrued Expenses	$ 43,493
Initial Classification Of Common Stock Subject To Possible Redemption			21,132,322
Deferred underwriting fee payable		$ 4,370,000	4,370,000
Operating cost paid through advances			$ (5,000)